UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: December 31 2005

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Executive Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  February 6 2005

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $188,457




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3911 99180.00 SH       SOLE                 99180.00
AEROFLEX INC.                  COM              007768104     2962 275510.00SH       SOLE                275510.00
ALCOA INC                      COM              013817101     4002 135325.00SH       SOLE                135325.00
AMERICAN INTL GROUP            COM              026874107     5715 83762.00 SH       SOLE                 83762.00
AMERUS GROUP CO                COM              03072M108     4712 83150.00 SH       SOLE                 83150.00
APACHE CORP                    COM              037411105     5138 74980.00 SH       SOLE                 74980.00
APPLIED MATERIALS, INC         COM              038222105     3919 218472.00SH       SOLE                218472.00
BB&T CORP.                     COM              054937107     4837 115409.00SH       SOLE                115409.00
BJ'S WHOLESALE CLUB INC        COM              05548J106     4614 156100.00SH       SOLE                156100.00
CHEESECAKE FACTORY             COM              163072101     4906 131212.00SH       SOLE                131212.00
CINTAS CORP                    COM              172908105     4202 102175.00SH       SOLE                102175.00
CISCO SYSTEMS                  COM              17275R102     3536 206515.00SH       SOLE                206515.00
DANAHER CORP                   COM              235851102     5006 89745.00 SH       SOLE                 89745.00
DOVER CORP                     COM              260003108     4675 115461.00SH       SOLE                115461.00
EGL, INC                       COM              268484102     7826 208295.00SH       SOLE                208295.00
EXPEDITORS INTL                COM              302130109     6036 89410.00 SH       SOLE                 89410.00
EXXON MOBIL CORPORATION        COM              30231G102     7212 128394.00SH       SOLE                128394.00
GARMIN LTD                     COM              G37260109     4094 61700.00 SH       SOLE                 61700.00
GENERAL ELECTRIC               COM              369604103      494 14100.00 SH       SOLE                 14100.00
GOLDMAN SACHS GROUP INC        COM              38141G104     5470 42829.00 SH       SOLE                 42829.00
HARLEY-DAVIDSON, INC           COM              412822108     4430 86040.00 SH       SOLE                 86040.00
HARMONIC INC                   COM              413160102     2919 601795.00SH       SOLE                601795.00
HENRY (JACK) & ASSOC, INC      COM              426281101     4710 246725.00SH       SOLE                246725.00
ILLINOIS TOOL WORKS            COM              452308109     4909 55790.00 SH       SOLE                 55790.00
INTEL CORP                     COM              458140100     4169 167029.00SH       SOLE                167029.00
JOHNSON & JOHNSON              COM              478160104      218  3625.00 SH       SOLE                  3625.00
KEYCORP                        COM              493267108      549 16661.00 SH       SOLE                 16661.00
MICROSOFT CORP                 COM              594918104     3828 146402.00SH       SOLE                146402.00
PEPSICO, INC                   COM              713448108     6062 102606.00SH       SOLE                102606.00
PFIZER                         COM              717081103      777 33311.00 SH       SOLE                 33311.00
PROCTER & GAMBLE               COM              742718109     5237 90476.00 SH       SOLE                 90476.00
REEBOK INTL LTD                COM              758110100     4775 82009.00 SH       SOLE                 82009.00
SCHERING-PLOUGH                COM              806605101     3636 174400.00SH       SOLE                174400.00
SCHWAB (CHARLES) CORP          COM              808513105     4264 290690.00SH       SOLE                290690.00
SOVEREIGN BANCORP              COM              845905108     5399 249730.00SH       SOLE                249730.00
ST JUDE MEDICAL                COM              790849103     4482 89280.00 SH       SOLE                 89280.00
SYMBOL TECHNOLOGIES            COM              871508107     2909 226885.00SH       SOLE                226885.00
TELETECH HOLDINGS INC          COM              879939106     5116 424565.00SH       SOLE                424565.00
TIDEWATER INC                  COM              886423102     4198 94412.00 SH       SOLE                 94412.00
VALSPAR CORP                   COM              920355104     4707 190784.00SH       SOLE                190784.00
VARIAN MEDICAL SYSTEMS, INC    COM              92220p105     4684 93040.00 SH       SOLE                 93040.00
WALGREEN                       COM              931422109      207  4686.00 SH       SOLE                  4686.00
WATSON PHARMACEUTICALS         COM              942683103     4589 141153.00SH       SOLE                141153.00
WELLS FARGO COMPANY            COM              949746101     4396 69966.00 SH       SOLE                 69966.00
ZIMMER HOLDINGS INC            COM              98956p102     4022 59635.00 SH       SOLE                 59635.00